UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN REDEEMABLE CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS’ EQUITY - USD ($) $ in Thousands		Total	Total Pagaya Technologies Ltd. Shareholders’ Equity (Deficit)	Ordinary Shares (Class A and Class B)		Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Accumulated Deficit)	Non-Controlling Interests
Beginning balance at Dec. 31, 2021	[1]	406,399,029
Beginning balance (in shares) at Dec. 31, 2021		$ 307,047
Redeemable Convertible Preferred Shares
Issuance of ordinary shares in connection with the Merger and PIPE Investment, net of issuance costs (in shares)	[1]	(406,399,029)
Issuance of ordinary shares in connection with the Merger and PIPE Investment, net of issuance costs		$ (307,047)
Ending balance at Jun. 30, 2022	[1]	0
Ending balance (in shares) at Jun. 30, 2022		$ 0
Beginning balance (in shares) at Dec. 31, 2021	[1]			194,345,791
Beginning balance at Dec. 31, 2021		177,352	$ 1,292	$ 0		$ 113,170	$ 0	$ (111,878)	$ 176,060
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares upon exercise of share options (in shares)	[1]			10,032,507
Issuance of ordinary shares upon exercise of share options		446	446			446
Issuance of ordinary shares upon vesting of RSUs (in shares)	[1]			4,671
Issuance of ordinary shares in connection with the Merger and PIPE Investment, net of issuance costs (in shares)	[1]			449,531,406
Issuance of ordinary shares in connection with the Merger and PIPE Investment, net of issuance costs		581,359	581,359			581,359
Share-based compensation		162,705	162,705			162,705
Reclassification of warrants		20,575	20,575			20,575
Contributions of interests in consolidated VIEs		29,522							29,522
Return of capital to interests in consolidated VIEs		(53,361)							(53,361)
Other comprehensive income (loss)		0
Net income (loss)		(173,562)	(193,534)					(193,534)	19,972
Ending balance (in shares) at Jun. 30, 2022	[1]			653,914,375
Ending balance at Jun. 30, 2022		$ 745,036	572,843	$ 0		878,255	0	(305,412)	172,193
Beginning balance at Mar. 31, 2022	[1]	406,399,029
Beginning balance (in shares) at Mar. 31, 2022		$ 307,047
Redeemable Convertible Preferred Shares
Issuance of ordinary shares in connection with the Merger and PIPE Investment, net of issuance costs (in shares)	[1]	(406,399,029)
Issuance of ordinary shares in connection with the Merger and PIPE Investment, net of issuance costs		$ (307,047)
Ending balance at Jun. 30, 2022	[1]	0
Ending balance (in shares) at Jun. 30, 2022		$ 0
Beginning balance (in shares) at Mar. 31, 2022	[1]			201,428,023
Beginning balance at Mar. 31, 2022		163,571	(137)	$ 0		130,013	0	(130,150)	163,708
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares upon exercise of share options (in shares)	[1]			2,950,275
Issuance of ordinary shares upon exercise of share options		238	238			238
Issuance of ordinary shares upon vesting of RSUs (in shares)	[1]			4,671
Issuance of ordinary shares in connection with the Merger and PIPE Investment, net of issuance costs (in shares)	[1]			449,531,406
Issuance of ordinary shares in connection with the Merger and PIPE Investment, net of issuance costs		581,359	581,359			581,359
Share-based compensation		146,070	146,070			146,070
Reclassification of warrants		20,575	20,575			20,575
Contributions of interests in consolidated VIEs		20,975							20,975
Return of capital to interests in consolidated VIEs		(23,703)							(23,703)
Other comprehensive income (loss)		0
Net income (loss)		(164,049)	(175,262)					(175,262)	11,213
Ending balance (in shares) at Jun. 30, 2022	[1]			653,914,375
Ending balance at Jun. 30, 2022		$ 745,036	572,843	$ 0		878,255	0	(305,412)	172,193
Beginning balance at Dec. 31, 2022	[1]	0
Beginning balance (in shares) at Dec. 31, 2022		$ 0
Redeemable Convertible Preferred Shares
Issuance of preferred shares, net of issuance costs (in shares)	[1]	60,000,000
Issuance of convertible preferred shares net of issuance costs		$ 74,250
Ending balance at Jun. 30, 2023	[1]	60,000,000
Ending balance (in shares) at Jun. 30, 2023		$ 74,250
Beginning balance (in shares) at Dec. 31, 2022	[1]			683,311,591
Beginning balance at Dec. 31, 2022		$ 765,423	553,520	$ 0		968,432	(713)	(414,199)	211,903
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares upon exercise of warrants (in shares)	[1]			195,655
Issuance of ordinary shares upon exercise of share options (in shares)		4,322,994		4,389,173	[1]
Issuance of ordinary shares upon exercise of share options		$ 1,430	1,430			1,430
Issuance of ordinary shares upon vesting of RSUs (in shares)	[1]			2,830,903
Share-based compensation		39,691	39,691			39,691
Issuance of ordinary shares in connection with the acquisition of Darwin Homes, Inc. (in shares)				18,181,746
Issuance of ordinary shares in connection with the acquisition of Darwin Homes, Inc.		18,134	18,134			18,134
Reclassification of investments		16,460	(1,881)				(1,881)		18,341
Contributions of interests in consolidated VIEs		15,293							15,293
Return of capital to interests in consolidated VIEs		(28,913)							(28,913)
Other comprehensive income (loss)		22,827
Reclassification of investments		6,367	4,557				4,557		1,810
Net income (loss)		(130,762)	(92,268)					(92,268)	(38,494)
Ending balance (in shares) at Jun. 30, 2023	[1]			708,909,068
Ending balance at Jun. 30, 2023		$ 703,123	523,183	$ 0		1,027,687	1,963	(506,467)	179,940
Beginning balance at Mar. 31, 2023	[1]	0
Beginning balance (in shares) at Mar. 31, 2023		$ 0
Redeemable Convertible Preferred Shares
Issuance of preferred shares, net of issuance costs (in shares)	[1]	60,000,000
Issuance of convertible preferred shares net of issuance costs		$ 74,250
Ending balance at Jun. 30, 2023	[1]	60,000,000
Ending balance (in shares) at Jun. 30, 2023		$ 74,250
Beginning balance (in shares) at Mar. 31, 2023	[1]			704,073,257
Beginning balance at Mar. 31, 2023		716,440	527,917	$ 0		1,004,346	(1,259)	(475,170)	188,523
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares upon exercise of share options (in shares)	[1]			2,329,856
Issuance of ordinary shares upon exercise of share options		946	946			946
Issuance of ordinary shares upon vesting of RSUs (in shares)	[1]			2,505,955
Share-based compensation		22,395	22,395			22,395
Contributions of interests in consolidated VIEs		5,165							5,165
Return of capital to interests in consolidated VIEs		(16,719)							(16,719)
Other comprehensive income (loss)		7,035	3,222				3,222		3,813
Net income (loss)		(32,139)	(31,297)					(31,297)	(842)
Ending balance (in shares) at Jun. 30, 2023	[1]			708,909,068
Ending balance at Jun. 30, 2023		$ 703,123	$ 523,183	$ 0		$ 1,027,687	$ 1,963	$ (506,467)	$ 179,940

[1]	Prior period amounts have been retroactively adjusted to reflect the 1:186.9 stock split effected on June 22, 2022.